Performance Management - GUARDIAN CAPITAL DIVIDEND GROWTH FUND	Feb. 11, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Guardian Capital Dividend Growth Fund (the “Predecessor Fund”) as a result of the Reorganization. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Institutional Shares). The table shows how the Predecessor Fund’s average annual returns (represented by the average annual returns of the Predecessor Fund’s Institutional Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance. The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Institutional Shares). The table shows how the Predecessor Fund’s average annual returns (represented by the average annual returns of the Predecessor Fund’s Institutional Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance.
Bar Chart [Heading]	Predecessor Fund Institutional Shares Annual Total Returns for Years Ended 12/31
Bar Chart Closing [Text Block]
Best Quarter:	15.48%	12/31/2021
Worst Quarter:	-16.16%	3/31/2020

Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax- advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.sterlingcapitalfunds.com
Performance Availability Phone [Text]	1-800-228-1872
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.48%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020